Leases - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Cost [Abstract]
Amortization of ROU assets	$ 2,215	$ 1,701
Interest on lease liabilities	1,185	1,194
Operating lease cost	31,674	30,664
Short-term lease cost	214	252
Variable lease cost	51	97
Sublease Income	(113)	(113)
Net gain recognized from sale and lease back transaction	(5,550)	0
Impairment of operating ROU assets	14,805	0
Impairment of finance ROU assets	1,115	0
Total lease cost	$ 45,596	$ 33,795